Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of premises and equipment
Total, premises and equipment	$ 57,832	$ 56,652
Less accumulated depreciation	19,753	19,631
Premises and equipment, net	38,079	37,021
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	10,073	10,073
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	33,730	34,174
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	11,627	12,250
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 2,402	$ 155